Debt - Summary of Annual Maturities of Term Loan Facility and Revolving Credit Facility (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
2015	$ 3,250
2016	3,250
2017	3,250
2018	3,250
2019	3,250
2020 and thereafter	303,875
Total debt	$ 320,125